Intangible Assets - Estimated Aggregate Amortization Expense (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Estimated Amortization Expense [Line Items]
2013 (remaining nine months)	$ 83.0
2013		112.8
2014	108.2	110.1
2015	103.2	105.0
2016	97.9	99.6
2017	89.9	91.5
Total	$ 482.2	$ 519.0